Income Tax: (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Benefit Recorded By The Company	$ 1.1	$ 4.3
The Companys Income Tax Receivable	8.7
The Companys Income Tax Receivable Relating To 2019 Revisions Of Estimates	$ 4.3